Goodwill and Intangible Assets - Weighted Average Amortization Periods for Intangible Assets Subject to Amortization (Detail)	12 Months Ended
Dec. 31, 2012
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	5 years
Developed Technology And Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	8 years